Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 924	$ 921	$ 886
Unfavourable changes reflected in profit or loss	(921)	(786)	(788)
Favourable changes recognized in OCI	101	81	74
Unfavourable changes recognized in OCI	$ (104)	(81)	(74)
Confidence level	95.00%
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 271	255	298
Unfavourable changes reflected in profit or loss	(268)	(230)	(303)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	625	618	545
Unfavourable changes reflected in profit or loss	(625)	(503)	(439)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Changes in FV due to refinement in application of levelling methodology		86
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	28	48	43
Unfavourable changes reflected in profit or loss	(28)	(53)	(46)
Favourable changes recognized in OCI	101	81	74
Unfavourable changes recognized in OCI	$ (104)	(81)	$ (74)
Changes in FV due to refinement in application of levelling methodology		$ 59